Income tax - Summary of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax from continuing operations	$ (86,549)	$ (6,343)
Tax using the Company's domestic tax rate	(22,211)	(1,637)
Effect of tax rates in foreign jurisdictions	510	21
Tax rate changes and other adjustments	99	53
Tax effect of:
Share based compensation	638	751
Other non-deductible expenses	(72)	(132)
Scientific Research and Experimental Development	85	(21)
Impact of Section 382 limitation	148	0
Sale of VoIP Supply LLC	0	210
Goodwill impairment	15,071	0
Change in prior years position	277	(578)
Income tax (recovery) expense	$ (5,455)	$ (1,333)